DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)	2 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Mar. 15, 2015	Jun. 30, 2015	Aug. 13, 2015	Dec. 31, 2014	Dec. 31, 2013
Description of Business
State of incorporation		Nevada		Nevada
Company incorporation date		Jul. 26, 2005		Jul. 26, 2005
Share repurchase program, authorized for repurchase, value				$ 60,000
Repurchase of common stock, shares	120,354			0	0
Repurchase of common stock, price per share	$ 2.15		$ 2.03
MaximumMonthly [Member]
Description of Business
Share repurchase program, authorized for repurchase, value				$ 5,000